15. Income Taxes (Details-Income tax expense) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Current:
Current State income tax expense	$ 37,000	$ 6,000
Current Foreign Tax Expense	13,000	0
Current Income Tax Expense	50,000	6,000
Deferred:
Federal deferred income tax	0	(3,272,000)
State deferred income tax	0	(158,000)
Foreign deferred income tax	0	(844,000)
Total deferred income tax	$ 50,000	$ (4,268,000)